INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31,
	2024	2023

Raw materials	$642	$1,915
Work in progress	695	457
Finished products	3,620	4,806

	$4,957	$7,178